FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 5,400	$ 4,305
Financial assets, fair value	5,400	4,305
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	35,905	29,317
Financial liabilities, fair value	36,226	29,817
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	2,719	3,158
Financial liabilities, fair value	2,805	3,350
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	26,534	20,020
Financial liabilities, fair value	26,769	20,328
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	3,392	2,745
Financial liabilities, fair value	3,392	2,745
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	20	20
Financial liabilities, fair value	20	20
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	3,240	3,374
Financial liabilities, fair value	3,240	3,374
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	1,406	867
Financial assets, fair value	1,406	867
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	2,718	2,031
Financial assets, fair value	2,718	2,031
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying value	1,276	1,407
Financial assets, fair value	$ 1,276	$ 1,407